Employee benefit obligation - Acturarial Assumptions used for the Valuation fo the Retirement Indemnity (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Discount rate (IBOXX Corporates AA)	0.33%	0.77%
Salary increases	2.00%	2.00%
Social security contributions	43.00%	43.00%
Minimum
Disclosure of defined benefit plans [line items]
Retirement age	65 years
Maximum
Disclosure of defined benefit plans [line items]
Retirement age	67 years